Stock-Based Compensation (Details)	12 Months Ended
Dec. 31, 2017 individual shares
Share-based Compensation Arrangement by Share-based Payment Award Activity
Number of participants with outstanding options, restricted stock, or restricted stock units | individual	7,500
Retirement age eligibility for employees	55 years
Retirement eligibility for employees, minimum years of service required	10 years
Percent of stock-based compensation related to retiree-eligible population (as a percent)	35.00%
Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award Activity
Number of shares authorized	123,965,000
Number of shares available for grant	30,125,144